Stock-Based Compensation - Acquisitions (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 09, 2019 USD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards outstanding (in shares)		0	0	0
Red Hat, Inc. | Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards issued in connection with the acquisition (in shares)	6,400,000
Stock awards issued in connection with the acquisition | $	$ 845
Share conversion ratio	1.35
Stock awards outstanding (in shares)		4,600,000
Stock awards weighted-average grant price (in dollars per share) | $ / shares		$ 140
Various other acquisition transactions | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Additional stock options outstanding in connection with acquisitions (in shares)		100,000
Additional options outstanding, weighted-average exercise price (in dollars per share) | $ / shares		$ 43